Contingent Liabilities and Commitments	9 Months Ended
Sep. 30, 2025
Contingent Liabilities and Commitments [Abstract]
Contingent Liabilities and Commitments

Note 6:- Contingent Liabilities and Commitments

In connection with a Statement of Claim filed on June 13, 2023 against the Company by a third-party previously engaged to distribute the Company’s propriety products in Russia and Ukraine (the “Distributor”), with the tribunal of first instance in Geneva, on April 22, 2025, the tribunal dismissed the Distributer’s action and declared it inadmissible due to a lack of jurisdiction in Switzerland. On May 27, 2025, the Distributor challenged the decision rendered by the tribunal of first instance, claiming that the tribunal of first instance wrongly declined jurisdiction. The allegations raised by the Distributer in this appeal are largely reiterations of what it argued in front of the tribunal of first instance. The Company plans to submit its response to the appeal by mid-September 2025. Once that is submitted, the Court of Appeal will decide whether a second exchange of briefs is necessary before ruling on the Distributor’s appeal. For more information about this claim please refer to note 17h to the Company’s 2024 annual financial statements included in the 2024 form 20-F filed with the Securities and Exchange Commission on March 5, 2025.